Provisions for Contingent Loans Credit Risk (Details) - Schedule of Credit Risk for Contingent Loans - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Outstanding Exposure [Member]
Schedule of Credit Risk for Contingent Loans [Line Items]
Warranty by endorsement and sureties	$ 351,531	$ 348,774
Confirmed foreign letters of credit	83,392	120,971
Issued foreign letters of credit	267,212	303,224
Performance guarantees	2,640,297	2,697,608
Undrawn credit lines	10,084,458	9,347,863
Other commitments	120,545	72,355
Total	13,547,435	12,890,795
Expected Credit Loss [Member]
Schedule of Credit Risk for Contingent Loans [Line Items]
Warranty by endorsement and sureties	1,576	8,690
Confirmed foreign letters of credit	43	107
Issued foreign letters of credit	285	468
Performance guarantees	20,565	24,205
Undrawn credit lines	66,747	109,849
Other commitments	424	170
Total	$ 89,640	$ 143,489